Condensed Consolidated Statements of Changes in Shareholder's Equity (USD $) In Thousands	Total	Common Stock [Member]	Retained Deficit [Member]	Accumulated Other Comprehensive (Loss) Income [Member]
Beginning Balance at Dec. 31, 2012	$ 271,161	$ 320,038	$ (5,243)	$ (43,634)
Net loss	(5,231)		(5,231)
Other comprehensive income, net of tax	2,469			2,469
Ending Balance at Sep. 30, 2013	268,399	320,038	(10,474)	(41,165)
Beginning Balance at Dec. 31, 2013	295,782	320,038	(17,485)	(6,771)
Net loss	(35,501)		(35,501)
Other comprehensive income, net of tax	(8,028)			(8,028)
Ending Balance at Sep. 30, 2014	$ 252,253	$ 320,038	$ (52,986)	$ (14,799)